Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Dec. 31, 2022
Furniture and fixtures [Member] | Minimum [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member] | Maximum [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives	5 years
Office and computer equipment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives	5 years
General installations [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives	5 years